Segment Information - Summary of Information of Reportable Segments (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue from external customers	$ 135,925	$ 100,711	$ 82,095
Adjusted EBITDA of the Group	14,466	(10,372)	4,496
Operating segments [member] | Singapore Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	69,241	55,891	46,470
Adjusted EBITDA of the Group	47,626	33,355	32,554
Operating segments [member] | Vietnam Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	24,040	18,767	18,241
Adjusted EBITDA of the Group	5,470	2,063	4,213
Operating segments [member] | malaysia Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	25,388	14,315	7,501
Adjusted EBITDA of the Group	10,208	(10,440)	(4,573)
Operating segments [member] | Other Asia Marketplace Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	12,192	8,361	7,863
Adjusted EBITDA of the Group	(259)	(1,232)	(3,196)
Operating segments [member] | Fintech And Data Segment [Member]
Disclosure of operating segments [line items]
Revenue from external customers	5,064	3,377	2,020
Adjusted EBITDA of the Group	(7,385)	(4,634)	(1,660)
Operating segments [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Revenue from external customers	135,925	100,711	82,095
Adjusted EBITDA of the Group	$ 55,660	$ 19,112	$ 27,338